iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.2%
L3Harris Technologies, Inc. .................. 36 $ 8,873
a
Air Freight & Logistics  — 2.0%
CH Robinson Worldwide, Inc. ................ 317 30,977
Expeditors International of Washington, Inc. ....... 432 42,271
United Parcel Service, Inc., Class B ............ 96 16,106
89,354
a
Beverages  — 2.5%
Coca-Cola Co. (The) ...................... 438 26,214
Keurig Dr Pepper, Inc. ..................... 279 10,836
PepsiCo, Inc. ........................... 413 74,993
112,043
a
Biotechnology  — 7.6%
Amgen, Inc. ............................ 255 68,939
BioMarin Pharmaceutical, Inc.
(a)
............... 114 9,876
Gilead Sciences, Inc. ...................... 1,053 82,618
Horizon Therapeutics PLC
(a)
................. 51 3,178
Incyte Corp.
(a)
........................... 204 15,165
Regeneron Pharmaceuticals, Inc.
(a)
............. 90 67,388
Seagen, Inc.
(a)
........................... 99 12,589
Vertex Pharmaceuticals, Inc.
(a)
................ 261 81,432
341,185
a
Building Products  — 1.9%
Carrier Global Corp. ....................... 227 9,026
Johnson Controls International PLC ............ 964 55,758
Lennox International, Inc. ................... 13 3,036
Trane Technologies PLC .................... 102 16,282
84,102
a
Capital Markets  — 3.1%
Cboe Global Markets, Inc. ................... 257 31,996
CME Group, Inc., Class A ................... 105 18,196
Intercontinental Exchange, Inc. ............... 275 26,282
MarketAxess Holdings, Inc. .................. 13 3,173
Moody's Corp. ........................... 33 8,741
S&P Global, Inc. ......................... 151 48,509
T Rowe Price Group, Inc. ................... 19 2,017
138,914
a
Chemicals  — 0.3%
Ecolab, Inc. ............................ 61 9,581
Linde PLC ............................. 13 3,866
13,447
a
Commercial Services & Supplies  — 1.8%
Republic Services, Inc. ..................... 46 6,101
Rollins, Inc. ............................. 71 2,988
Waste Connections, Inc. .................... 41 5,408
Waste Management, Inc. .................... 404 63,981
78,478
a
Communications Equipment  — 3.3%
Cisco Systems, Inc. ....................... 1,596 72,506
Motorola Solutions, Inc. .................... 301 75,163
147,669
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 3,860 44,699
Ball Corp. .............................. 164 8,100
52,799
a
Security Shares Value
a
Distributors  — 0.3%
Pool Corp. ............................. 45 $ 13,690
a
Diversified Financial Services  — 0.4%
Berkshire Hathaway, Inc., Class B
(a)
............ 63 18,591
a
Diversified Telecommunication Services  — 1.6%
AT&T, Inc. .............................. 986 17,975
Liberty Global PLC, Class C, NVS
(a)
............ 138 2,437
Verizon Communications, Inc. ................ 1,356 50,674
71,086
a
Electric Utilities  — 3.3%
Eversource Energy ....................... 745 56,829
Exelon Corp. ............................ 540 20,839
NextEra Energy, Inc. ...................... 883 68,432
146,100
a
Electronic Equipment, Instruments & Components  — 1.6%
Amphenol Corp., Class A ................... 225 17,062
Keysight Technologies, Inc.
(a)
................. 303 52,768
Zebra Technologies Corp., Class A
(a)
............ 11 3,115
72,945
a
Entertainment  — 2.9%
Activision Blizzard, Inc. ..................... 437 31,814
Electronic Arts, Inc. ....................... 438 55,170
Take-Two Interactive Software, Inc.
(a)
............ 190 22,511
Walt Disney Co. (The)
(a)
.................... 193 20,562
130,057
a
Equity Real Estate Investment Trusts (REITs)  — 2.3%
American Tower Corp. ..................... 129 26,727
Equinix, Inc. ............................ 56 31,721
Prologis, Inc. ............................ 123 13,622
SBA Communications Corp., Class A ............ 114 30,769
102,839
a
Food & Staples Retailing  — 1.1%
Kroger Co. (The) ......................... 1,043 49,323
a
Food Products  — 3.7%
Campbell Soup Co. ....................... 292 15,450
General Mills, Inc. ........................ 387 31,571
Hormel Foods Corp. ....................... 718 33,351
JM Smucker Co. (The) ..................... 62 9,341
Kellogg Co. ............................. 616 47,321
McCormick & Co., Inc., NVS ................. 337 26,502
163,536
a
Health Care Equipment & Supplies  — 1.4%
Abbott Laboratories ....................... 21 2,078
Baxter International, Inc. .................... 92 5,000
Becton Dickinson and Co. ................... 55 12,978
Edwards Lifesciences Corp.
(a)
................ 64 4,636
Hologic, Inc.
(a)
........................... 363 24,611
ResMed, Inc. ........................... 53 11,856
61,159
a
Health Care Providers & Services  — 1.7%
AmerisourceBergen Corp. ................... 59 9,276
Cardinal Health, Inc. ....................... 259 19,658
Elevance Health, Inc. ...................... 13 7,108
Humana, Inc. ........................... 10 5,581
Quest Diagnostics, Inc. ..................... 144 20,686
UnitedHealth Group, Inc. .................... 28 15,544
77,853
a

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure  — 0.4%
Domino's Pizza, Inc. ....................... 51 $ 16,944
a
Household Products  — 4.3%
Church & Dwight Co., Inc. ................... 78 5,782
Clorox Co. (The) ......................... 240 35,050
Colgate-Palmolive Co. ..................... 839 61,952
Kimberly-Clark Corp. ...................... 227 28,252
Procter & Gamble Co. (The) ................. 470 63,295
194,331
a
Industrial Conglomerates  — 1.9%
3M Co. ................................ 388 48,807
Honeywell International, Inc. ................. 168 34,275
83,082
a
Insurance  — 3.8%
Aon PLC, Class A ........................ 9 2,534
Arthur J Gallagher & Co. .................... 176 32,926
Erie Indemnity Co., Class A, NVS .............. 14 3,598
Marsh & McLennan Companies, Inc. ............ 439 70,894
Progressive Corp. (The) .................... 228 29,275
Travelers Companies, Inc. (The) ............... 131 24,164
Willis Towers Watson PLC ................... 30 6,546
169,937
a
Interactive Media & Services  — 0.7%
Alphabet, Inc., Class C, NVS
(a)
................ 309 29,250
a
Internet & Direct Marketing Retail  — 0.4%
Amazon.com, Inc.
(a)
....................... 177 18,132
a
IT Services  — 8.6%
Accenture PLC, Class A .................... 209 59,335
Akamai Technologies, Inc.
(a)
.................. 183 16,164
Automatic Data Processing, Inc. ............... 322 77,827
Broadridge Financial Solutions, Inc. ............ 77 11,555
Cognizant Technology Solutions Corp., Class A ..... 214 13,322
Fiserv, Inc.
(a)
............................ 87 8,938
International Business Machines Corp. .......... 290 40,104
Jack Henry & Associates, Inc. ................ 178 35,433
Mastercard, Inc., Class A .................... 104 34,131
Paychex, Inc. ........................... 126 14,907
VeriSign, Inc.
(a)
.......................... 101 20,247
Visa, Inc., Class A ........................ 202 41,846
Western Union Co. (The) ................... 749 10,119
383,928
a
Leisure Products  — 0.3%
Hasbro, Inc. ............................ 212 13,833
a
Life Sciences Tools & Services  — 2.4%
Agilent Technologies, Inc. ................... 233 32,236
Danaher Corp. .......................... 26 6,543
Mettler-Toledo International, Inc.
(a)
............. 9 11,384
Thermo Fisher Scientific, Inc. ................. 17 8,737
Waters Corp.
(a)
.......................... 33 9,873
West Pharmaceutical Services, Inc. ............ 165 37,967
106,740
a
Machinery  — 1.2%
Otis Worldwide Corp. ...................... 113 7,982
Xylem, Inc. ............................. 434 44,455
52,437
a
Media  — 0.4%
Charter Communications, Inc., Class A
(a)
......... 7 2,573
Comcast Corp., Class A .................... 112 3,555
Security Shares Value
a
Media (continued)
Liberty Broadband Corp., Class C, NVS
(a)
........ 125 $ 10,554
Sirius XM Holdings, Inc.
(b)
................... 544 3,286
19,968
a
Metals & Mining  — 1.0%
Newmont Corp. .......................... 1,007 42,616
a
Mortgage Real Estate Investment  — 0.4%
Annaly Capital Management, Inc. .............. 856 15,879
a
Multiline Retail  — 2.1%
Dollar General Corp. ...................... 188 47,950
Target Corp. ............................ 289 47,468
95,418
a
Multi-Utilities  — 3.2%
Consolidated Edison, Inc. ................... 702 61,748
Public Service Enterprise Group, Inc. ........... 984 55,173
Sempra Energy .......................... 159 23,999
140,920
a
Oil, Gas & Consumable Fuels  — 1.3%
Cheniere Energy, Inc. ...................... 258 45,514
Hess Corp. ............................. 83 11,709
57,223
a
Pharmaceuticals  — 6.6%
Bristol-Myers Squibb Co. .................... 645 49,968
Eli Lilly & Co. ........................... 140 50,693
Johnson & Johnson ....................... 383 66,630
Merck & Co., Inc. ......................... 723 73,168
Pfizer, Inc. ............................. 118 5,493
Zoetis, Inc., Class A ....................... 321 48,400
294,352
a
Professional Services  — 0.7%
Booz Allen Hamilton Holding Corp., Class A ....... 124 13,497
Leidos Holdings, Inc. ...................... 39 3,962
Verisk Analytics, Inc. ....................... 68 12,433
29,892
a
Road & Rail  — 0.8%
AMERCO .............................. 13 7,478
Old Dominion Freight Line, Inc. ............... 109 29,931
37,409
a
Semiconductors & Semiconductor Equipment  — 1.5%
Intel Corp. ............................. 182 5,174
Texas Instruments, Inc. ..................... 397 63,770
68,944
a
Software  — 6.6%
Adobe, Inc.
(a)
............................ 115 36,628
Autodesk, Inc.
(a)
.......................... 41 8,786
Black Knight, Inc.
(a)
........................ 121 7,317
Cadence Design Systems, Inc.
(a)
.............. 206 31,186
Intuit, Inc. .............................. 16 6,840
Microsoft Corp. .......................... 263 61,050
NortonLifeLock, Inc. ....................... 1,484 33,435
Oracle Corp. ............................ 604 47,154
Roper Technologies, Inc. .................... 32 13,265
Salesforce, Inc.
(a)
......................... 128 20,812
ServiceNow, Inc.
(a)
........................ 51 21,458
VMware, Inc., Class A ...................... 78 8,777
296,708
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Specialty Retail  — 2.5%
Best Buy Co., Inc. ........................ 44 $ 3,010
Home Depot, Inc. (The) .................... 191 56,561
Lowe's Companies, Inc. .................... 191 37,235
O'Reilly Automotive, Inc.
(a)
................... 5 4,186
Tractor Supply Co. ........................ 51 11,208
112,200
a
Technology Hardware, Storage & Peripherals  — 0.6%
Apple, Inc. ............................. 127 19,474
Dell Technologies, Inc., Class C ............... 171 6,567
26,041
a
Trading Companies & Distributors  — 1.6%
Fastenal Co. ............................ 53 2,561
WW Grainger, Inc. ........................ 117 68,369
70,930
a
Water Utilities  — 0.9%
American Water Works Co., Inc. ............... 287 41,713
a
Security Shares Value
a
Wireless Telecommunication Services  — 1.3%
T-Mobile U.S., Inc.
(a)
....................... 390 $ 59,108
a
Total Long-Term Investments — 99.7%
(Cost: $4,907,592) .................................. 4,451,978
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 3,508 3,507
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 3,646 3,646
a
Total Short-Term Securities — 0.2%
(Cost: $7,153) ..................................... 7,153
Total Investments — 99.9%
(Cost: $4,914,745) .................................. 4,459,131
Other Assets Less Liabilities — 0.1% ..................... 6,203
Net Assets — 100.0% ................................. $ 4,465,334
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,112  $ —  $ (17,604)
(a)
$ 3  $ (4) $ 3,507  3,508  $ 141
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,545  —  (899)
(a)
—  —  3,646  3,646  955  —
$ 3  $ (4)
$ 7,153
$ 1,096  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,451,978 $ — $ — $ 4,451,978
Short-Term Securities
Money Market Funds ...................................... 7,153 — — 7,153
$ 4,459,131 $ — $ — $ 4,459,131
Portfolio Abbreviation
NVS Non-Voting Shares